ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Reclassifications £ in Millions	Dec. 31, 2018 GBP (£)
IAS 39 carrying amount [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Reclassifications [Line Items]
Financial assets at fair value through profit or loss	£ 162,878
Derivative financial instruments	25,834
Loans and advances to banks	6,611
Loans and advances to customers	472,498
Debt securities	3,643
Financial assets at amortised cost	482,752
Available-for-sale financial assets	42,098
Other assets	13,537
Total	727,099
Financial liabilities at fair value through profit or loss	50,877
Debt securities in issue	72,450
Total	123,327
IFRS 9 Reclassification at fair value through profit or loss [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Reclassifications [Line Items]
Financial assets at fair value through profit or loss	14,447
Derivative financial instruments	(360)
Loans and advances to banks	(2,274)
Loans and advances to customers	(10,474)
Financial assets at amortised cost	(12,748)
Available-for-sale financial assets	(684)
Other assets	(655)
Financial liabilities at fair value through profit or loss	48
Debt securities in issue	(48)
IFRS 9 Reclassification at fair value through other comprehensive income [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Reclassifications [Line Items]
Financial assets at fair value through profit or loss	(1,139)
Loans and advances to banks	(90)
Debt securities	(329)
Financial assets at amortised cost	(419)
Financial assets at fair value through other comprehensive income	42,972
Available-for-sale financial assets	(41,414)
Total reclassification [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Reclassifications [Line Items]
Financial assets at fair value through profit or loss	13,308
Derivative financial instruments	(360)
Loans and advances to banks	(2,364)
Loans and advances to customers	(10,474)
Debt securities	(329)
Financial assets at amortised cost	(13,167)
Financial assets at fair value through other comprehensive income	42,972
Available-for-sale financial assets	(42,098)
Other assets	(655)
Financial liabilities at fair value through profit or loss	48
Debt securities in issue	(48)
IFRS 9 remeasurement [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Reclassifications [Line Items]
Financial assets at fair value through profit or loss	(178)
Loans and advances to customers	14
Financial assets at amortised cost	14
Financial assets at fair value through other comprehensive income	(55)
Total	(219)
Financial liabilities at fair value through profit or loss	10
Total	10
Before IFRS 9 impairment adjustments [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Reclassifications [Line Items]
Financial assets at fair value through profit or loss	176,008
Derivative financial instruments	25,474
Loans and advances to banks	4,247
Loans and advances to customers	462,038
Debt securities	3,314
Financial assets at amortised cost	469,599
Financial assets at fair value through other comprehensive income	42,917
Other assets	12,882
Total	726,880
Financial liabilities at fair value through profit or loss	50,935
Debt securities in issue	72,402
Total	£ 123,337